Annual Total Returns - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	37.61%
Annual Return 2014	14.44%
Annual Return 2015	7.83%
Annual Return 2016	6.01%
Annual Return 2017	36.76%
Annual Return 2018	(4.53%)
Annual Return 2019	38.42%
Annual Return 2020	67.51%
Annual Return 2021	22.67%
Annual Return 2022	(33.78%)